UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF

                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-10103

Exact name of registrant

  as specified in charger:              Satuit Capital Management Trust

Address of principal

  executive offices:                    15 Eastlake Road,

                                        Mt. Pleasant, SC 29464

Name and address

  of agent for service:                 Thomas R. Westle

                                        Blank Rome LLP

                                        The Chrysler Building

                                        405 Lexington Avenue

                                        New York, New York 10174

Registrant's telephone number,

      including area code:              (843) 883-0550

Date of fiscal year end:                August 31st

Date of reporting period:               February 28th

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

SATUIT CAPITAL SMALL CAP FUND

February 28, 2009

Satuit Capital Small Cap Fund

Portfolio Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Satuit Capital Small Cap Fund
	Schedule of Investments
	February 28, 2009 (Unaudited)

Shares/Principal		Value

COMMON STOCKS - 97.75%

Agricultural Chemicals - 2.42%
753	The Scotts Miracle Gro Co.	$ 21,031

Air Transportation, Scheduled - 1.01%
750	Copa Holdings SA	19,822

Apparel & Other Finished Products - 1.20%
888	Carter's, Inc.	14,483
1,000	Gymboree Corp.	25,720
2,360	True Religion Apparel, Inc.	24,119
		64,322
Biological Products, (No Diagnostic Substances) - 1.52%
2,800	PDL Bio-Pharma, Inc.	16,436
3,900	Seattle Genetics, Inc.	31,317
		47,753
Biotechnology - 1.22%
950	Alnylam Pharmaceuticals, Inc.	17,518

Communications Services, NEC - 1.65%
4,150	Clearwire Corp.	13,363

Computer Peripheral Equipment, NEC - 9.49%
1,266	Avocent Corp.	15,167
6,861	Brocade Communications Systems, Inc.	19,073
		34,240
Concrete, Gypsum & Plaster Products - 1.78%
300	Ameron International Corp.	14,661

Construction Machinery & Equipment - 1.32%
750	Astec Industries, Inc.	16,665

Dental Equipment & Supplies - 1.40%
1,450	Siro Dental System, Inc.	16,167

Electric Services - 1.18%
550	Ormat Technologies, Inc.	14,130

Electromedical & Electrotherapeutic Apparatus - 1.27%
1,010	Masimo Corp.	25,240

Electronic Computers - 1.55%
1,400	NCE Systems, Ltd.	29,540

Fire, Marine & Casualty Insurance - 0.57%
3,100	Amtrust Financial Services, Inc.	25,978
500	Argo Group International Holdings, Ltd.	14,165
		40,143
Guided Missiles & Space Vehicles & Parts - 0.66%
250	Alliant Techsystems, Inc.	17,665

In Vitro & In Vivo Diagnostic Substances - 1.45%
700	Immucor, Inc.	15,708
762	Meridian Bioscience, Inc.	15,286
		30,994
Instruments for Measuring & Testing of Electricity & Electronic Signals - 1.32%
260	Itron, Inc.	11,612

Laboratory Analytical Instruments - 1.47%
1,500	FEI Co.	21,465

Miscellaneous Food Preparations & Kindred Products - 4.08%
600	Green Mountain Coffee Roasters, Inc.	22,410

Miscellaneous Manufacturing Industries - 1.82%
760	WMS Industries, Inc.	13,779

Oil & Gas Field Machinery & Equipment - 1.69%
1,015	Gulfmark Offshore, Inc.	21,203

Oil & Gas Field Services, NEC - 1.63%
245	Core Labratories NV	18,473

Optical Instruments & Lenses - 1.20%
260	Axsys Technologies, Inc.	8,635
1,000	II-VI, Inc.	17,960
		26,595
Pharmaceutical Preparations - 7.98%
300	Chattem, Inc.	19,029
750	Endo Pharmaceuticals Holdings, Inc.	14,235
1,250	Isis Pharmaceuticals, Inc.	16,075
1,900	Mylan, Inc.	23,617
2,416	Questcor Pharmaceuticals, Inc.	11,742
		84,698
Radio & TV Broadcasting & Communications Equipment - 2.14%
600	Comtech Telecommunications Corp.	22,674

Retail-Apparel & Accessory Stores - 2.95%
1,000	Aeropostale, Inc.	23,190

Retail-Eating Places - 2.95%
700	Papa John's International, Inc.	15,505

Retail-Miscellaneous Retail - 2.95%
1,300	Ezcorp, Inc. Class A	13,364

Retail-Drug Stores and Proprietary Stores - 1.83%
1,000	PharMerica Corp.	16,780

Rubber & Plastics Footwear - 1.86%
475	Deckers Outdoor, Inc.	19,603

Secondary Smelting & Refining of Nonferrous Metals - 1.56%
2,600	Titanium Metals Corp.	15,184

Semiconductors & Related Devices - 2.17%
650	Hittite Microwave Corp.	17,927
1,800	IPG Photonics Corp.	15,174
2,500	Microsemi Corp.	25,275
		58,376
Services-Business Services, NEC - 1.90%
761	HMS Holdings Corp.	23,119
3,145	Telvent GIT S.A.	38,526
		61,645
Services-Computer Processing & Data Preparation - 2.43%
372	Sohu.com, Inc.	18,377

Services-Computer Programming Services - 0.98%
2,785	Aspen Technology, Inc.	18,381
1,260	Longtop Financial Technologies, Ltd.	19,114
1,000	Synaptics, Inc.	20,750
760	Syntel, Inc.	15,458
		73,703
Services-Computer Processing & Data Processing, Etc. - 1.05%
760	Solera Holdings, Inc.	15,800

Services-Educational Services - 1.63%
425	American Public Education, Inc.	15,874
1600	Corinthian Colleges, Inc.	31,520
		47,394
Services-Engineering Services - 1.53%
560	Stanley, Inc.	17,366

Services-Home Health Care Services - 1.79%
780	Amedisys, Inc.	25,514

Services-Management Services - 2.65%
5,860	China Security & Surveillance Technology, Inc.	18,576
360	ManTech International Corp.	18,781
		37,357
Services-Miscellaneous Health & Allied Services, NEC - 0.33%
700	Lincare Holdings, Inc.	14,749

Services-Prepackaged Software - 4.33%
2,000	Informatica Corp.	25,800

Services-Specialty Outpatient - 2.62%
1,900	Healthsouth Corp.	14,915

Services-To Dwellings & Other Buildings - 6.12%
1,100	Healthcare Services Group, Inc.	16,907

Special Industry Machinery, NEC - 1.17%
1,200	Cymer, Inc.	22,164
1,000	Varian Semiconductor Equipment Associates, Inc.	18,260
		40,424
State Commercial Banks - 6.12%
600	Signature Bank Corp.	15,006

Surety Insurance - 1.53%
950	CNA Surety Corp.	13,823

Surgical & Medical Instruments - 1.43%
1,080	China Med Tech ADR	14,072
484	Gen-Probe, Inc.	19,636
		33,708
Women's, Misses', Children's & Infants' Undergarments - 0.75%
1,283	Guess, Inc.	20,618

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 2.12%
250	American Science & Engineering , Inc.	15,173

TOTAL FOR COMMON STOCKS (Cost $1,895,838) - 97.75%		1,336,444

SHORT TERM INVESTMENTS - 2.21%
140,625	US Bank Repurchase Agreement, 0.50%, dated 10/31/2008, due 3/1/2009
	repurchase price $140,625, collateralized by U.S. Treasury Bonds	140,625

TOTAL SHORT TERM INVESTMENTS (Cost $140,625) - 2.21%		140,625

TOTAL INVESTMENTS (Cost $2,036,463) - 99.96%		1,477,069

OTHER ASSETS LESS LIABILITIES - 0.04%		24,773

NET ASSETS - 100.00%		$ 1,501,842

* Non-income producing securities during the period.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Satuit Capital Small Cap Fund
Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

Assets:
Cash	$ 9,309
Investments, at Value (Cost $2,036,463)	1,477,069
Receivables:
Securities Sold	36,140
Dividends and Interest	50
Due from Advisor	29,472
Total Assets	1,552,040
Liabilities:
Securities Purchased	32,639
Accrued Management Fees	3,424
Distribution Fees (12b-1)	1,633
Other Accrued Expenses	12,502
Total Liabilities	50,198
Net Assets	$ 1,501,842

Net Assets Consist of:
Paid In Capital	25,769,402
Accumulated Undistributed Net Investment Loss	(14,811)
Accumulated Undistributed Realized (Loss) on Investments	(23,693,355)
Unrealized Depreciation in Value of Investments	(559,394)
Net Assets, for 885,006 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 1,501,842

Net Asset Value Per Share and Offering Price ($1,501,842/885,006)	$ 1.70

Minimum Redemption Price Per Share*	$ 1.66

*The Fund will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase.

Satuit Capital Small Cap Fund
Statement of Operations
For the six months ended February 28, 2009

Investment Income:
Dividends	$ 2,500
Interest	308
Total Investment Income	2,808

Expenses:
Advisory Fees (Note 2)	11,471
Distribution Fees	2,342
Transfer Agent Fees	6,415
Printing and Mailing Fees	6,570
Administrative Fees	257
Legal Fees	2,799
Miscellaneous Fees	3,634
Registration Fees	14,738
Fund Accounting Fees	8,941
Custody Fees	1,864
Audit Fees	7,558
Compliance Fees	766
Insurance Fees	365
Directors Fees	3,195
Super Market Fees	1,680
Total Expenses	72,595
Fees Waived and Reimbursed by the Advisor (Note 2)	(54,792)
Net Expenses	17,803

Net Investment Loss	(14,995)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(553,649)
Net Change in Unrealized Depreciation on Investments	(631,724)
Net Realized and Unrealized Loss on Investments	(1,185,373)

Net Decrease in Net Assets Resulting from Operations	$ (1,200,368)

The accompanying notes are an integral part of these financial statements.

Satuit Capital Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	2/28/2009	8/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (14,995)	$ (52,337)
Net Realized Loss on Investments	(553,649)	(89,229)
Unrealized Depreciation on Investments	(631,724)	(168,351)
Net Decrease in Net Assets Resulting from Operations	(1,200,368)	(309,917)

Distributions to Shareholders
Realized Gains	-	-
Return of Capital	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions
Proceeds from Sale of Shares	359,388	394,961
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(272,407)	(1,396,335)
Net Increase (Decrease) in Net Assets from Shareholder Activity	86,981	(1,001,374)

Net Assets:
Net Decrease in Net Assets	(1,113,387)	(1,311,291)
Beginning of Period	2,615,229	3,926,520
End of Period (Including Accumulated Undistributed Net Investment
Income of $(14,995) and $0, Respectively)	$ 1,501,842	$ 2,615,229

The accompanying notes are an integral part of these financial statements.

Satuit Capital Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended	For the Years Ended
	2/28/2009	8/31/2008	8/31/2007	8/31/2006	8/31/2005

Net Asset Value, at Beginning of Period	$ 3.12	$ 3.48	$ 3.10	$ 3.31	$ 2.48

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)	(0.05)	(0.07)	(0.07)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.40)	(0.31)	0.45	(0.14)	0.88
Total from Investment Operations	(1.42)	(0.36)	0.38	(0.21)	0.83

Distributions from:
Return of Capital	-	-	-	-	-
Net Realized Gain	-	-	-	-	-
Total from Distributions	-	-	-	-	-

Net Asset Value, at End of Period	$ 1.70	$ 3.12	$ 3.48	$ 3.10	$ 3.31

Total Return **	(45.51)%	17.94%	19.39%	17.81%	10.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,502	$ 2,615	$ 3,927	$ 5,097	$ 6,373
Before Reimbursement
Ratio of Expenses to Average Net Assets	7.87%	2.05%	1.90%	1.96%	1.90%
Ratio of Net Investment Income to Average Net Assets	(7.57)%	(1.09)%	(1.31)%	(2.21)%	(2.93)%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of Net Investment Income to Average Net Assets	(1.63)%	(1.61)%	(1.69)%	(1.84)%	(1.64)%
Portfolio Turnover	2.63%	148.21%	123.88%	34.60%	305.38%

* Net Investment Income/Loss per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2009 (UNAUDITED)

NOTE 1- SIGNIFICANT ACCOUNTING POLICIES

The Satuit Capital Small Cap Fund (the “Fund”) is a series of Satuit Capital Management Trust (“SCMT”), a Delaware business trust, which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized on November 1, 2007 to acquire all of the assets of the Satuit Capital Management Small Cap Fund, a series of The World Funds, Inc. (the “Predecessor Fund”) in a tax-free reorganization, effective November 1, 2007.  The Fund maintains its financial statements, information and performance history in accordance with the Agreement and Plan of Reorganization (the “Plan”).

The objective of the Fund is to seek to achieve capital appreciation by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small capitalization companies.  Effective November 1, 2007, the Fund changed its fundamental investment restriction pertaining to industry concentration from restricting investments to the equity securities of companies principally engaged in genomics or genomics-related businesses to investing in small capitalization companies, which was approved at a special meeting of the shareholders held on October 25, 2007.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation

The Fund's securities are valued primarily on the basis of market quotations.  Certain short-term securities are   valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that   the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2009:

Valuation Inputs	Investment in Securities
Level 1- Quoted Prices	$ 1,477,069
Level 2- Other Significant Observable Inputs	-
Level 3- Significant Unobservable Inputs	-
Total	$ 1,477,069

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Transactions and Income

For financial reporting purposes, security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires the that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted they reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  At February 28, 2009, net investment loss of $14,995 was reclassified to paid-in-capital.

Expenses

Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board.)

NOTE 2- INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC (“SCM” or “Advisor”), effective November 1, 2007, provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. SCM has assumed the obligations of the Predecessor Fund’s investment advisor, Commonwealth Capital Management, LLC (the “Predecessor Advisor”) under the Predecessor Fund’s Expense Limitation Agreement.  Pursuant to the Expense Limitation Agreement, the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited   to 1.90% through February 28, 2009.  Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).  For the six months ended February 28, 2009, SCM earned and waived $11,471 in advisory fees and reimbursed expenses of $54,792.  As of February 28, 2009, $29,472 was due from the Advisor.

Pursuant to the Assignment and Assumption Agreement between the Predecessor Advisor and the Advisor, the Predecessor Advisor will continue to be entitled to the reimbursement of fees waived or reimbursed by the Predecessor Advisor for a period of five years following the waiver or reimbursement.  SCM will also be entitled to the reimbursement of fees waived or   expenses reimbursed to the Fund for five years following such waiver or reimbursement, provided that the Predecessor Advisor has received all applicable recoupment.  The Predecessor Advisor and SCM will be entitled to reimbursement of fees waived or reimbursed as described above subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than five years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded.  The total amount of reimbursement recoverable by the Predecessor Advisor or the Advisor is the sum of all fees previously waived or reimbursed by the Predecessor Advisor or the Advisor, as applicable, less any reimbursement previously paid.

The total amount of recoverable reimbursements as of February 28, 2009 was $748,347 and expires as follows:

Year Expiring	Amount Recoverable by Predecessor Advisor	Amount Recoverable by Advisor
August 31, 2009	$123,021	$ -
August 31, 2010	114,816	-
August 31, 2011	106,744	-
August 31, 2012	182,092	-
August 31, 2013	33,688	187,986
Total	$560,361	$ 187,986

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments  to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s average net assets.  For the six months ended February 28, 2009, there was $2,342 of distribution expense incurred.

First Dominion Capital Corp. (“FDCC”), an affiliate of the Predecessor Advisor, acted as   the Fund’s   principal underwriter in the continuous public offering of the Fund’s shares until July 31, 2008.  Effective August 1, 2008 Rafferty Capital Markets, LLC acts as the Fund's principal underwriter.  No underwriting fees were   received by FDCC for the year ended August 31, 2008.   FDCC also receives a   contingent deferred sales charge (“CDSC”)     of 2%   for certain Fund share redemptions occurring within 360 days of purchase, if purchase was made prior to July 25, 2008.  Shares purchased on or after July 25, 2008 are subject to a 2% redemption fee on shares redeemed less than 360 days from the date of purchase.  Shares redeemed subject to a CDSC will receive a lower redemption value per share.  For the six months ended February 28, 2009, the CDSC for Fund shares redeemed was $158.

The Advisor to the Fund also acts as the Fund Administrator. For the six months ended February 28, 2009, the Administrator earned fees of $257.

Mutual Shareholder Services, LLC (“MSS”) was the Fund's Transfer and Dividend Disbursing Agent through February 28, 2009.  MSS earned and received $6,415 for its services for the six months ended February 28, 2009.

Mutual Shareholder Services, LLC (“MSS”) was the Fund’s Accounting Agent through February 28, 2009.  MSS earned and received $8,941 for its services for the six months ended February 28, 2009.

Certain officers and/or an interested Trustee of    the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.  Prior to the reorganization, certain officers and/or interested directors of the Fund were also employees, officers and/or directors of Commonwealth Capital Management, LLC.

NOTE 3- INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2009, aggregated $1,932,478 and $2,046,813, respectively.

NOTE 4- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from investment income and realized gains, if any,   are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income    tax regulations which may differ from accounting principles generally accepted in the United States of America.  There were no distributions paid during the six months ended February 28, 2009.

As of February 28, 2009, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss) on investments	$(23,693,355)
Net unrealized appreciation (depreciation) on investments	(559,394)
Total	$(24,252,749)

* Under current tax law, investment losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year.

As of February 28, 2009, investment cost for federal income tax purposes is $2,036,463 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,869
Gross unrealized depreciation	(591,263)
Net unrealized appreciation (depreciation)	$(559,394)

NOTE 5- CAPITAL STOCK TRANSACTIONS

Summary of capital stock transactions was:

	Six months ended February 28, 2009		Year ended August 31, 2008
	Shares	Value	Shares	Value
Shares sold	168,550	$ 359,124	112,003	$ 394,961
Shares redeemed	(122,365)	(272,407)	(402,564)	(1,396,335)
Net Increase (decrease)	46,185	$ 86,717	(290,561)	$ (1,001,374)

 NOTE 6- SHAREHOLDER CONCENTRATIONS

As of February 28, 2009, two (2) shareholders held approximately 52% of the outstanding shares of the Fund.  These shareholders represent omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 7- Custody Credits

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses.  During the six months ended February 28, 2009, custody credits amounting to $1,864 are shown as a reduction of the total expenses on the Statement of Operations.

Satuit Capital Small Cap Fund
Expense Illustration
February 28, 2009 (Unaudited)

Expense Example

As a shareholder of the Satuit Capital Micro Cap Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2008 through February 28, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	September 1, 2008	February 28, 2009	September 1,2008 to February 28, 2009

Actual	$1,000.00	$544.87	$7.28
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.37	$9.49

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SATUIT CAPITAL SMALL CAP FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2009 (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge, upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement  be specifically approved (1) by the vote of the Trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Trustees must request and evaluate, and the investment advisor is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.  Consistent with these responsibilities, the Board of Trustees (the “Board”) met in person on July 26, 2007 to, among other things, review and consider the approval of the continuation of the Investment Advisory Agreement by and between the Trust on behalf of the Fund and the Advisor (the “Advisory Agreement”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the Advisor, including information about its personnel, operations, and projections. The Board also received comparative data produced by third parties, including Morningstar and Lipper.  The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the Advisory Agreement. In addition, the Independent Trustees received advice from counsel in executive session outside the presence of Fund management and participated in a question and answer session with the Advisor.

At the July 26, 2007 meeting, the Board, including a majority of the Independent Trustees, approved    the Advisory Agreement for an initial two-year period. The Board’s approval was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1.  the nature, extent and quality of the services provided to the Fund under the Advisory Agreement;

2.  the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.  the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.  the profitability of the Advisor with respect to the Fund, including both direct and indirect benefits accruing to the Advisor; and

5.  the extent to which economies of scale would be realized as the Fund grows, and whether fee level in the Advisory Agreement reflects those economies of scale for the benefit of the Fund’s investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Advisor to the Fund and the resources of the Advisor. In this regard, the Board evaluated, among other things, the Advisor’s personnel, experience, performance history and compliance program. In particular, the Board noted the Advisor’s expertise in managing a portfolio of securities of small capitalization issuers, many of which are thinly traded, especially with regard to the 1940 Act’s restrictions on illiquid securities holdings. The Board noted the recent expansion of the Advisor’s personnel by hiring Mr. Robert Johnson and his experience within the mutual fund industry, particularly within the finance and energy sectors of the market, that he will bring to the Advisor in its service to the Fund.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisor to the Fund supported approval of the Advisory Agreement.

Fund Performance. The Board considered performance of the Fund's predecessor fund, which was sub-advised by the Advisor, in determining whether to renew the Advisory Agreement. Specifically, the Board considered the Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of the Fund, the Board considered both market risk and shareholder risk expectations for the Fund and whether, irrespective of relative performance, the Advisor’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and the Advisor’s profitability discussed below. The Board noted the fact that the small cap market generally has been under market pressuring during the prior six-month period, but the Fund’s performance has remained good.  The Board noted the performance of the Fund's predecessor fund over the prior five year period and its ranking among its peer group.  The Board considered Mr. Sullivan’s statement that such five year performance and ranking has and will continue to play a significant role in the Advisor’s ability to grow the Fund’s assets.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Advisory Agreement.

Fund Expenses. With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Advisory Agreement, and each Fund’s expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees noted that the Fund’s expense ratio is competitive.  Although the Board noted that certain of the peer group funds maintained slightly lower expense ratios, such advisors were often part of a larger organization which may absorb some or all of such advisor’s expenses.  The Board also noted the Advisor’s willingness to cap Fund expenses through an expense limitation agreement with respect to the Fund’s   shares.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Board considered the compensation flowing to the Advisor and reviewed the Advisor's financial statement. The Board considered whether the levels of compensation and profitability under the Advisory Agreement were reasonable and justified in light of the quality of all services rendered to the Fund.  Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisor is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Board considered the potential for creating economies of scale by adding this Fund to those advised by the Advisor.  However, the Board noted that given the size of the Fund and the Micro Cap Fund, there are no such economies to be passed along to shareholders at this time.  However, the Trustees noted that they would continue to monitor the growth in assets of the Funds and asked the Advisor to continue to monitor the Fund’s expenses and asset size in connection with determining when economies of scale develop which may be passed along to shareholders if deemed advisable under the circumstances.  The Board considered that the Advisor, through its Expense Limitation Agreement with the Fund, has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets are relatively small.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.  Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and birth years of the trustees and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (866) 972-8848.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustee and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan *2807 Gaston Gate Mt. Pleasant, S.C. 29466(1961)	Chairman of the Board, President and Treasurer since December, 2000.	2

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

				N/A
Non-Interested Trustees:
Samuel Boyd, Jr. 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1940)	Trustee since October, 2002	2

Retired.  Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August,1978 until April, 2005;  a Trustee of The World Insurance Trust, a registered investment company, since May,  2002; a Director of The World Funds, Inc.,  a registered investment company, since May, 1997; and a Trustee of Janus Advisors Series Trust,  a registered investment  company from 2003 to 2005.

				The World Funds, Inc. – 9 Funds; The World Insurance Trust – 1 Fund.
William E. Poist 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1939)	Trustee since November, 2003	2

Mr. Poist is a financial and tax consultant through his firm Management Consulting for  Professionals  since 1974;  a Director of The World Funds, Inc., a registered investment company, since                                          May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002.  Mr. Poist is a certified public accountant.

				The World Funds, Inc. – 9 Funds; The World Insurance Trust – 1 Fund;
Paul M. Dickinson 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1947)	Trustee since November, 2003	2

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002.

				The World Funds, Inc. – 9 Funds; The World Insurance Trust – 1 Fund;

Anthony J. Hertl 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1950)	Trustee, since October, 2002	2

Consultant to small and emerging businesses since 2000.  Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.  Mr. Hertl is a Certified Public Accountant.

Z-Seven Fund, Inc. – 1 Fund; Northern Lights Fund Trust – 13 Funds; Northern Lights Variable Trust – 13 Funds; AdvisorOne Funds – 16 Funds; and The India Select Fund – 1 Fund.

Board of Trustees

Dennis Connor

Richard Bruss

Charles Bailey

Malcom Uffelman

Investment Adviser

Cornerstone Asset Management, Inc.

30 East Main St.

Berryville, VA  22611

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Camco Investors Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Satuit Capital Management Trust

By: /s/ Robert J. Sullivan

      ---------------------

      Robert J. Sullivan

      Principal Executive Officer

Date: May 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gregory B. Getts

      ---------------------

      Gregory B. Getts

      Principal Financial Officer

Date:  May 7, 2009